Analysis of cash flows	6 Months Ended
Jun. 30, 2024
Analysis of cash flows [Abstract]
Analysis of cash flows	Analysis of cash flows
The following tables analyse the net cash outflow from operating activities presented within the cash flow statement on page 3:
Net cash outflow from operating activities:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Profit for the period	246	149
Taxation	92	55
Revaluation and retranslation of financial instruments	(35)	(25)
Finance costs	210	231
Finance and investment income	(74)	(103)
Earnings from associates - after interest and tax	(16)	(1)
Operating profit	423	306
Adjustments for:
Non-cash share-based incentive plans (including share options)	56	76
Depreciation of property, plant and equipment	81	84
Depreciation of right-of-use assets	110	129
Impairment charges included within adjusting items[1]	4	140
Goodwill impairment	—	53
Amortisation and impairment of acquired intangible assets	57	36
Amortisation of other intangible assets	14	9
Impairment of investments in associates	23	11
(Gains)/losses on disposal of investments and subsidiaries	(8)	3
Gains on sale of property, plant and equipment	(2)	(1)
Operating cash flow before movements in working capital and provisions	758	846
Decrease in trade receivables and accrued income	430	1,090
Decrease in trade payables and deferred income	(1,055)	(1,612)
Increase in other receivables	(109)	(65)
Decrease in other payables	(337)	(509)
Increase in provisions	15	52
Cash used by operations	(298)	(198)
Corporation and overseas tax paid	(168)	(171)
Other interest and similar charges paid	(118)	(156)
Interest paid on lease liabilities	(47)	(49)
Interest received	69	108
Investment income	5	3
Dividends from associates	18	19
Earnout payments recognised in operating activities[2]	(1)	(1)
Net cash outflow from operating activities	(540)	(445)

Notes
[1] Impairment charges included within adjusting items includes impairments for right-of-use assets, property, plant and equipment, and other intangible assets.
[2] Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.